Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.62425%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$335,452.16

Principal:
Principal Collections	$8,093,091.67
Prepayments in Full	$2,254,840.36
Liquidation Proceeds	$53,084.03
Recoveries	$50,324.92
Sub Total	$10,451,340.98
Collections	$10,786,793.14

Purchase Amounts:
Purchase Amounts Related to Principal	$303,539.94
Purchase Amounts Related to Interest	$1,396.52
Sub Total	$304,936.46

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$11,091,729.60

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$11,091,729.60
Servicing Fee	$95,833.64	$95,833.64	$0.00	$0.00	$10,995,895.96
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,995,895.96
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$10,995,895.96
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$10,995,895.96
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,995,895.96
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$10,995,895.96
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,995,895.96
Interest - Class B Notes	$63,384.47	$63,384.47	$0.00	$0.00	$10,932,511.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,932,511.49
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$10,864,646.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,864,646.07
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$10,781,426.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$10,781,426.49
Regular Principal Payment	$10,307,287.01	$10,307,287.01	$0.00	$0.00	$474,139.48
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$474,139.48
Residual Released to Depositor	$0.00	$474,139.48	$0.00	$0.00	$0.00
Total		$11,091,729.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$10,307,287.01
Total					$10,307,287.01
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$10,307,287.01	$186.49	$63,384.47	$1.15	$10,370,671.48	$187.64
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$10,307,287.01	$5.48	$214,469.47	$0.11	$10,521,756.48	$5.59

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$37,284,984.54	0.6745972	$26,977,697.53	0.4881074
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$110,984,984.54	0.0590547	$100,677,697.53	0.0535702

Pool Information
Weighted Average APR	3.748%	3.787%
Weighted Average Remaining Term	16.80	16.14
Number of Receivables Outstanding	18,894	17,827
Pool Balance	$115,000,364.44	$104,195,982.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$110,984,984.54	$100,677,697.53
Pool Factor	0.0592358	0.0536706

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$3,518,284.82
Targeted Overcollateralization Amount	$3,518,284.82
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$3,518,284.82

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		96	$99,826.09
(Recoveries)		179	$50,324.92
Net Loss for Current Collection Period			$49,501.17
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5165%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0648%
Second Prior Collection Period			0.5403%
Prior Collection Period			0.2067%
Current Collection Period			0.5420%
Four Month Average (Current and Prior Three Collection Periods)			0.3384%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		7,054	$18,880,540.30
(Cumulative Recoveries)			$3,909,358.83
Cumulative Net Loss for All Collection Periods			$14,971,181.47
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7712%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,676.57
Average Net Loss for Receivables that have experienced a Realized Loss			$2,122.37

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.68%	307	$2,790,431.91
61-90 Days Delinquent	0.34%	28	$357,820.38
91-120 Days Delinquent	0.11%	9	$116,646.86
Over 120 Days Delinquent	0.82%	65	$857,756.69
Total Delinquent Receivables	3.96%	409	4,122,655.84

Repossession Inventory:
Repossessed in the Current Collection Period		10	$91,980.67
Total Repossessed Inventory		13	$121,115.44

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4600%
Prior Collection Period			0.5346%
Current Collection Period			0.5722%
Three Month Average			0.5222%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	June 2019
Payment Date	7/15/2019
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer